Fair Value Measurements - Schedule of market assumptions used in the Level 3 valuation of the Restricted Shares (Details) - Restricted Shares [Member]	Feb. 09, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Underlying stock price	$ 9.72
Pre-adjusted value per share	$ 9.72
Market adjustment	13.10%